PREPAID EXPENSES	3 Months Ended
Mar. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES

7. PREPAID EXPENSES

Prepaid expenses and other current assets consist of the following:

	March 31, 2025	December 31, 2024
Prepaid payroll wages	$38,271	$38,271
Prepaid insurance	5,562	10,017
Prepaid software and other	4,953	7,579

TOTAL PREPAID EXPENSES	$48,786	$55,867